UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-04802

Name of Fund:  Merrill Lynch Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, Merrill Lynch Municipal Series
       Trust, 800 Scudders Mill Road, Plainsboro, NJ,  08536.
       Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2004

Date of reporting period: 07/01/03 - 06/30/04


Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures
("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04802
Reporting Period: 07/01/2003 - 06/30/2004
Merrill Lynch Municipal Series Trust









=========== ML MUNICIPAL SERIES TRUST:ML MUNICIPAL INTERMEDIATE TERM ===========
===========                           FUND                           ===========


BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST INC., THE

Ticker:       BRM            Security ID:  09247K109
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  FEB 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Walter F. Mondale          For       For        Management
1.2   Elect Director Ralph L. Schlosstein       For       For        Management
2     Amend Articles Supplementary              For       For        Management


--------------------------------------------------------------------------------

BLACKROCK INSURED MUNICIPAL TERM TRUST INC., THE

Ticker:       BMT            Security ID:  092474105
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  FEB 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Andrew F. Brimmer         For       For        Management
1.2   Elect  Director Kent Dixon                For       For        Management
1.3   Elect  Director Robert S. Kapito          For       For        Management
2     Amend Articles Supplementary              For       For        Management


--------------------------------------------------------------------------------

BLACKROCK MUNICIPAL TARGET TERM TRUST INC., THE

Ticker:       BMN            Security ID:  09247M105
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  FEB 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Andrew F. Brimmer          For       For        Management
1.2   Elect Director Kent Dixon                 For       For        Management
1.3   Elect Director Robert S. Kapito           For       For        Management
2     Amend Articles Supplementary              For       For        Management


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Municipal Series Trust

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Merrill Lynch Municipal Series Trust

Date: August 10, 2004